Property and Equipment Capitalized and Depreciated - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Property, Plant and Equipment [Abstract]
Capitalized interest cost	$ 602	$ 510	$ 759
Depreciation expense	$ 64,933	$ 61,957	$ 52,623